Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-Interest Transactions	Parties-in-Interest Transactions
Certain Plan investments are shares of self-directed brokerage accounts or mutual funds managed by Fidelity. Fidelity is the trustee as defined by the Plan; therefore, these transactions qualify as party-in-interest transactions. Certain Plan investments include ordinary shares of Linde plc, the ultimate parent of the Company; therefore, these transactions, and associated dividend income, qualify as party-in-interest transactions. Participant loans also qualify as party-in-interest transactions.
As of December 31, 2025, the Plan held 1,468,214 ordinary shares of Linde stock, with a total fair value of $626,031,614. In addition, the stock purchase account held a $20,019 cash balance at 2025 year-end. As of December 31, 2024, the Plan held
1,578,886 ordinary shares of Linde stock, with a total fair value of $661,032,142. In addition, the stock purchase account held a $21,728 cash balance as of the 2024 year-end.
For the year ended December 31, 2025, the Plan purchased and sold $208,476,679 and $243,480,638 of the Company’s stock, respectively. During 2025, the Plan received dividend income on Company stock totaling $8,741,468. Transactions involving the Company’s stock qualify as party-in-interest transactions under the provisions of ERISA.